SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Advance To Suppliers Net
Balance as of the beginning of period/year	$ 968,836
Additions charged to credit losses		942,626
Translation adjustments	29,700	26,210
Balance as of the end of period/year	$ 998,536	$ 968,836